UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23556

Datum One Series Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Polar Capital Emerging Market Stars Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

POLAR CAPITAL EMERGING MARKET STARS FUND

TABLE OF CONTENTS

September 30, 2021

POLAR CAPITAL EMERGING MARKET STARS FUND

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present to shareholders the September 30, 2021 Semi-Annual Report for the Polar Capital Emerging Market Stars Fund (the “Fund”), a series of the Datum One Series Trust. This report contains the results of Fund operations for the six months ended September 30, 2021.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Polar Capital LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan

President

Datum One Series Trust

1

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductor Manufacturing	18.9%
Internet & Catalog Retail	15.1
Interactive Media & Services	9.8
Real Estate Management & Development	7.3
Technology Hardware, Storage & Peripherals	6.8
Entertainment	5.9
Electronic Equipment, Instruments & Components	5.3
Banks	5.1
Electrical Equipment	4.2
IT Services	3.9
Insurance	3.6
Oil, Gas & Consumable Fuels	3.3
Metals & Mining	2.4
Thrifts & Mortgage Finance	1.9
Health Care Providers & Services	1.5
Health Care Technology	0.9
Machinery	0.9
Multiline Retail	0.8
Application Software	0.7
Diversified Consumer Services	0.7
Health Care Supplies	0.5
Other Assets And Liabilities, Net	0.5%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
China	28.2%
South Korea	19.3
Taiwan	18.5
India	17.4
Vietnam	3.3
Russia	3.0
Canada	2.4
Argentina	2.4
Brazil	2.2
United States	1.6
Hong Kong	1.2
Other Assets And Liabilities, Net	0.5%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

2

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS – 97.5%	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 18.9%
eMemory Technology Inc. (Taiwan)	4,560	$318,892
ITM Semiconductor Co. Ltd. (South Korea)	3,593	130,591
Koh Young Technology Inc. (South Korea)	5,525	90,159
LandMark Optoelectronics Corp. (Taiwan)	20,000	160,370
MediaTek Inc. (Taiwan)	5,000	160,938
Seoul Viosys Co. Ltd. (South Korea)	6,802	93,330
SK Hynix Inc. (South Korea)	2,368	202,716
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	37,000	765,237

		$1,922,233

INTERNET & CATALOG RETAIL – 15.1%
Alibaba Group Holding Ltd. (China) (a)	23,872	$441,965
Americanas S.A. (Brazil) (a)	13,100	74,379
JD Health International Inc. (China) (a),(b)	11,900	114,681
JD.com Inc. (China) (a)	8,208	295,918
Meituan (China) (a),(b)	7,500	239,411
MercadoLibre Inc. (Argentina) (a)	143	240,154
Prosus N.V. (China) (a)	1,673	133,909

		$1,540,417

INTERACTIVE MEDIA & SERVICES – 9.8%
Info Edge India Ltd. (India)	1,109	$95,722
NAVER Corp. (South Korea)	556	180,404
Tencent Holdings Ltd. (China)	9,900	591,018
Yandex N.V. (Russia) (a)	1,693	134,915

		$1,002,059

REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.3%
Longfor Group Holdings Ltd. (China) (b)	22,500	$102,804
Phoenix Mills (The) Ltd. (India)	18,306	236,186
Prestige Estates Projects Ltd. (India)	31,627	207,868
Vincom Retail JSC (Vietnam) (a)	57,060	72,811
Vinhomes JSC (Vietnam) (b)	35,776	123,068

		$742,737

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.8%
Samsung Electronics Co. Ltd. (South Korea)	11,096	$687,892

ENTERTAINMENT – 5.9%
Bilibili Inc. (China) (a)	1,154	$76,347
NetEase Inc. (China)	8,895	150,507

See accompanying Notes to Financial Statements.

3

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
Sea Ltd. (Taiwan) (a),(c)	1,164	$371,002

		$597,856

BANKS – 5.1%
ICICI Bank Ltd. (India)	29,961	$281,535
TCS Group Holding PLC (Russia) (c)	1,020	92,750
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	67,900	147,109

		$521,394

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
Chroma ATE Inc. (Taiwan)	18,000	$112,727
Daejoo Electronic Materials Co. Ltd. (South Korea)	2,187	183,642
Samsung SDI Co. Ltd. (South Korea)	227	135,455

		$431,824

ELECTRICAL EQUIPMENT – 4.2%
Ecopro BM Co. Ltd. (South Korea)	648	$251,593
Sungrow Power Supply Co. Ltd. (China)	7,700	175,386

		$426,979

IT SERVICES – 3.9%
Coforge Ltd. (India)	2,192	$154,135
EPAM Systems Inc. (United States) (a)	288	164,298
StoneCo Ltd. (Brazil) (a)	2,355	81,766

		$400,199

INSURANCE – 3.6%
AIA Group Ltd. (Hong Kong)	10,800	$124,248
ICICI Prudential Life Insurance Co. Ltd. (India) (b)	11,933	107,732
Ping An Insurance Group Co. of China Ltd. (China)	19,000	129,948

		$361,928

OIL, GAS & CONSUMABLE FUELS – 3.3%
Reliance Industries Ltd. (India)	9,870	$334,048

METALS & MINING – 2.4%
Ivanhoe Mines Ltd. (Canada) (a)	38,039	$243,262

THRIFTS & MORTGAGE FINANCE – 1.9%
Housing Development Finance Corp. Ltd. (India)	5,194	$191,959

See accompanying Notes to Financial Statements.

4

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 1.5%
Apollo Hospitals Enterprise Ltd. (India)	2,501	$150,513

HEALTH CARE TECHNOLOGY – 0.9%
Alibaba Health Information Technology Ltd. (China) (a)	64,000	$92,163

MULTILINE RETAIL – 0.8%
Fix Price Group Ltd. (Russia) (b),(c)	10,116	$85,878

APPLICATION SOFTWARE – 0.7%
Glodon Co. Ltd. (China)	7,300	$75,473

DIVERSIFIED CONSUMER SERVICES – 0.7%
Arco Platform Ltd. (Brazil) (a)	3,138	$68,095

HEALTH CARE SUPPLIES – 0.5%
Microport Cardioflow Medtech Corp. (China) (a),(b)	63,941	$50,890

TOTAL COMMON STOCKS–97.5% (Cost $9,955,876)		$9,927,799

PARTICIPATORY NOTES – 2.0%(d)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
OPT Machine Vision Tech Co. Ltd. (China)	1,976	$115,280

See accompanying Notes to Financial Statements.

5

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

PARTICIPATORY NOTES — Continued	Shares	Fair Value
MACHINERY – 0.9%
Leader Harmonious Drive Systems Co. Ltd. (China)	4,259	$89,007

TOTAL PARTICIPATORY NOTES–2.0% (Cost $149,995)		$204,287

TOTAL INVESTMENTS–99.5% (Cost $10,105,871)		$10,132,086
Other Assets and Liabilities, net – 0.5%		$47,656

NET ASSETS–100.0%		$10,179,742

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.

(d)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security.

See accompanying Notes to Financial Statements.

6

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2021 (Unaudited)

ASSETS
Investment securities— at fair value (identified cost $10,105,871)	$10,132,086
Cash	126,607
Foreign currencies at value (identified cost $4,809)	4,847
Receivable for:
Dividends and interest	12,350
Investments sold	17,565
Reimbursement from Adviser	20,558
Reimbursement from Administrator	112,603
Prepaid assets	32,721

Total assets	10,459,337

LIABILITIES
Payable for:
Investments purchased	46,295
Accrued expenses and other liabilities	156,893
Foreign capital gains taxes	76,407

Total liabilities	279,595

NET ASSETS	$10,179,742

SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 1,010,254 outstanding shares	10,105,000
Distributable earnings	74,742

NET ASSETS	$10,179,742

NET ASSET VALUE

Offering and redemption price per share	$10.08

See accompanying Notes to Financial Statements.

7

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $7,259)	$45,965

Total investment income	45,965

EXPENSES
Fund accounting and administrative services fees (Note 6)	59,271
Advisory fees (Note 6)	50,844
Legal fees	21,158
Filing fees (Note 6)	20,181
Regulatory and compliance fees (Note 6)	20,080
Audit and tax services fees	15,677
Transfer agent fees and expenses (Note 6)	15,048
Custodian fees (Note 6)	6,093
Reports to shareholders	4,177
Trustee fees and expenses (Note 6)	902
Other	276

Total expenses	213,707

Waiver/Reimbursement from Administrator (Note 6)	(75,206)
Waiver/Reimbursement from Adviser (Note 6)	(86,542)

Net expenses	51,959

Net Investment Loss	(5,994)

NET REALIZED AND UNREALIZED APPRECIATION (DEPRECIATION)
Net realized gain (loss) on:
Investments	33,888
Investments in foreign currency transactions	(1,723)
Net change in unrealized appreciation (depreciation) of:
Investments (net of increase (decrease) in deferred capital gains taxes of $70,513)	(31,040)
Translation of foreign currency denominated amounts	608

Net realized and unrealized gain	1,733

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,261)

See accompanying Notes to Financial Statements.

8

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Period Ended March 31, 2021(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$ (5,994)	$ (21,164)
Net realized gain on investments	32,165	119,918
Net change in unrealized appreciation (depreciation)	(30,432)	(19,751)
Net increase in net assets resulting from operations	(4,261)	79,003

Capital stock transactions:
Proceeds from capital stock sold	105,000	9,900,000
Net increase from capital stock transactions	105,000	9,900,000
Total change in net assets	100,739	9,979,003

NET ASSETS
Beginning of period	10,079,003	100,000
End of period	$10,179,742	$10,079,003

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	10,254	990,000
Change in capital stock outstanding	10,254	990,000

(a)	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.

See accompanying Notes to Financial Statements.

9

POLAR CAPITAL EMERGING MARKET STARS FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

	Six Months Ended September 30, 2021 (Unaudited)	Period Ended March 31, 2021(a)
Per share operating performance:
Net asset value, beginning of period	$ 10.08	$ 10.00

Income from investment operations:
Net investment loss(b)	$ (0.01)	$ (0.02)
Net realized and unrealized gain on investment securities	0.01	0.10

Total from investment operations	$ —	$ 0.08

Less distributions:
Distributions from net realized capital gains	—	—

Net asset value, end of period	$ 10.08	$ 10.08

Total investment return(c), (d)	—%	0.80%

Ratios/supplemental data:
Net assets, end of period (in $000’s)	$10,180	$10,079
Ratio of expenses to average net assets
Before waiver/reimbursement(e)	4.11%	5.34%
After waiver/reimbursement(e)	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(e)	(3.23)%	(5.14)%
After waiver/reimbursement(e)	(0.12)%	(0.80)%

Portfolio turnover rate(c)	16%	15%

(a)	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.
(b)	Per share amount is based on average shares outstanding.
(c)	Not annualized for periods less than a year.
(d)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(e)	Annualized.

See accompanying Notes to Financial Statements.

10

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

NOTE 1 — Organization

Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. Polar Capital Emerging Market Stars Fund (the “Fund”) is a series of the Trust. These financial statements and notes only relate to the Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The Fund seeks to achieve long term capital growth. For information on the specific strategies of the Fund, please refer to the Fund’s Prospectus.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTE 2 — Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Organizational Expense and Offering Costs

Organizational expenses consist of expenses incurred to establish the Trust and enable it legally to do business and primarily include legal fees. Organizational expenses in the amount of $164,000, was paid by The Northern Trust Company (the “Administrator”) who serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund were prior to commencement of operations and will not be subject to future recoupment. Offering costs include licensing fees, registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are amortized to expense over twelve months on a straight-line basis. All offering expenses will be paid by the Administrator and will not be subject to future recoupment.

B.	Security Valuation

The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

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POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

C.	Securities Transactions, Related Investment Income and Foreign Currency Translations

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statement of Operations.

Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

D.	Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

E.	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 3 — Risk Considerations

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk: The Fund will be exposed to credit risk relating to parties with whom it trades and may also bear the risk of settlement default. In the event of a bankruptcy or other default, the Fund could experience both delays in liquidating the underlying securities and losses including a possible decline in value of the underlying securities during the period when the Fund seeks to enforce its rights thereto. This will have the effect of reducing levels of capital and income in the Fund and lack of access to income during this period together with the expense of enforcing the Fund’s rights.

Risks Associated with Investing in Equities: The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information

12

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Risks Associated with Investing in Emerging Markets: The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in Russia: While fundamental reforms relating to securities investments and regulations in Russia have been initiated in recent years, there may still be certain ambiguities in interpretation and inconsistencies in their application. Monitoring and enforcement of applicable regulations remains uncertain.

Some equity securities in Russia are dematerialized, meaning that ownership is generally recorded in book-entry form in the register of shareholders, and the only evidence of ownership is entry of the shareholder’s name on the share register of the issues. The concept of fiduciary duty is not well established and shareholders may, therefore, suffer dilution or loss of investment due to the actions of management without satisfactory legal remedy. Rules regulating corporate governance are undeveloped and therefore may offer little protection to minority shareholders.

Investment in China: Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and

13

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stock Connect Investing Risk: China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In

14

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk: The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of Polar Capital LLP (the “Adviser”) will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

15

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

Key Person Risk: The Fund is heavily dependent upon Mr. Jorry Rask Nøddekær for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.

Risks Associated with Non-Diversification: The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Market Disruption and Geopolitical Risk: The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds. Given the interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

NOTE 4 — Purchases and Sales of Investment Securities

For the six months ended September 30, 2021 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund was as follows:

	Cost of Purchases of Investment securities	Proceeds of securities sold
Polar Capital Emerging Market Stars Fund	$1,613,789	$1,607,764

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

16

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

At March 31, 2021, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains are as follows:

	Undistributed Ordinary Income	Long-term Capital Gains	Unrealized Loss
Polar Capital Emerging Market Stars Fund	$102,470	$ —	$(23,467)

As of September 30, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Polar Capital Emerging Market Stars Fund	$10,112,213	$1,426,874	$(1,407,001)	$19,873

As of and during the year ended March 31, 2021, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2021, the Fund did not incur any interest or penalties.

As of March 31, 2021, the Fund had no short-term capital or long-term capital loss carryforwards.

17

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

NOTE 6 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Management Agreement (the “Management Agreement”) approved by the Board on March 3, 2020, advisory fees were paid by the Fund to Polar Capital, LLP (the “Adviser”). Under the terms of this Management Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive advisory fees expenses and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2022. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board or upon termination of the Advisory Agreement. During the six months ended September 30, 2021 the Advisor reimbursed the Fund $86,542 which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.

The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Fund has agreed to pay the Administrator a tiered basis-point fee based on the Fund’s net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. The total fees paid to or reimbursed from the Administrator for the six months ended September 30, 2021 are disclosed on the statement of operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver/Reimbursement from Administrator
Polar Capital Emerging Market Stars Fund	$15,048	$6,093	$59,271	$(75,206)

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside an annual base fee, as well as a basis-point fee based on the

18

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

Fund’s daily net assets and has agreed to reimburse Foreside for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance fees” on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role. During the six months ended September 30, 2021 the Fund paid $902 in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund, which is reflected as “Trustee fees and expenses” on the Statement of operations.

NOTE 7 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.

19

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following table presents the valuation levels of the Fund’s investments as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total

Common stocks:
Diversified Consumer Services	$68,095	$—	$—	$68,095
Entertainment	371,002	226,854	—	597,856
Interactive Media & Services	134,915	867,144	—	1,002,059
Internet & Catalog Retail	314,533	1,225,884	—	1,540,417
IT Services	246,064	154,135	—	400,199
Metals & Mining	243,262	—	—	243,262
Multiline Retail	85,878	—	—	85,878
Other(1)	—	5,990,033	—	5,990,033

Total common stocks	$1,463,749	$8,464,050	$—	$9,927,799

Participatory Notes	$—	$204,287	$—	$204,287

Total Investments	$1,463,749	$8,668,337	$—	$10,132,086

(1)	See additional categories in the portfolio of investments.

As of September 30, 2021 there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended September 30, 2021.

NOTE 8 — Subsequent Event

Management has evaluated subsequent events for the Fund occurring after September 30, 2021 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

20

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

A. Shareholder Expense Example

Fund Expenses

Investors in the Fund generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the first number in the row entitled “Expenses Paid During Period” that corresponds to your Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION (Continued)

September 30, 2021 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds’ transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

Actual Performance
Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period*
Polar Capital Emerging Market Stars Fund	$1,000.00	$1,000.00	$5.01

Hypothetical Performance (5% return before expenses)
Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period
Polar Capital Emerging Market Stars Fund	$1,000.00	$1,020.05	$5.06

* Actual expenses are calculated using an annualized expense ratio 1.00%, multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183), and divided by the number of days in the current year (365).

22

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION (Continued)

September 30, 2021 (Unaudited)

B. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Polar Capital Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 or by calling (800) 806-1112 (toll free) or (312) 557-3164; and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available (i) without charge, by calling the Funds at (800) 982-4372 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at (800) 806-1112 (toll free) or (312) 557-3164.

23

POLAR CAPITAL EMERGING MARKET STARS FUND

PRIVACY POLICY

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Datum One Series Trust.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

• Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information); about a customer’s investment goals and risk tolerance;

• Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

• Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

POLAR CAPITAL EMERGING MARKET STARS FUND

PRIVACY POLICY (Continued)

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of the Datum One Series Trust or anytime we make a material change to our privacy policy.

Investment Adviser

Polar Capital LLP

16 Palace Street

London, United Kingdom SW1E5JD

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606-4301

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

(800) 806-1112 (toll free) or 312-557-3164

POL (9/21)

Phaeacian Funds

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

PHAEACIAN FUNDS

TABLE OF CONTENTS

September 30, 2021

PHAEACIAN FUNDS

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present to shareholders the September 30, 2021 Semi-Annual Report for the Phaeacian Accent International Value Fund and the Phaeacian Global Value Fund (together the “Funds” each a “Fund”), each a series of the Datum One Series Trust. This report contains the results of Fund operations for the six months ended September 30, 2021.

We appreciate the trust and confidence you have placed in us by choosing the Funds and their Investment Adviser, Phaeacian Partners LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan

President

Datum One Series Trust

PHAEACIAN ACCENT INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

Industry Allocation	Percent of Net Assets
IT Services	10.5%
Construction Materials	5.7
Commercial Services & Supplies	4.9
Aerospace & Defense	4.8
Health Care Supplies	4.5
Professional Services	4.1
Semiconductor Manufacturing	3.6
Communications Equipment	3.2
Machinery	3.2
Automobiles	3.2
Specialty Retail	3.1
Entertainment	3.0
Insurance	3.0
Electrical Equipment	2.9
Food & Staples Retailing	2.8
Interactive Media & Services	2.7
Food Products	2.5
Diversified Consumer Services	2.5
Application Software	2.1
Household Durables	1.9
Trading Companies & Distributors	1.9
Textiles, Apparel & Luxury Goods	1.8
Capital Markets	1.7
Media	1.6
Marine	1.5
Beverages	1.0
Other Assets And Liabilities, Net	16.3%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
France	14.2%
United States	10.8
United Kingdom	7.9
South Korea	7.4
Netherlands	6.8
Switzerland	6.6
Sweden	6.4
Germany	3.5
Italy	3.1
Spain	3.1
Denmark	3.0
Canada	2.8
Ireland	2.5
Taiwan	2.0
Japan	1.9
India	1.7
Other Assets And Liabilities, Net	16.3%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

PHAEACIAN ACCENT INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS  (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS – 83.7%	Shares	Fair Value
IT SERVICES – 10.5%
Accenture PLC (United States)	23,934	$7,656,965
Adyen N.V. (Netherlands) (a),(b)	2,432	6,798,325
Capgemini SE (France)	39,592	8,210,463
Edenred (France)	179,403	9,657,704
Nexi SpA (Italy) (a),(b)	722,865	13,479,752

		$45,803,209

CONSTRUCTION MATERIALS – 5.7%
CRH PLC (Ireland)	228,667	$10,791,912
Holcim Ltd. (Switzerland) (a)	293,798	14,156,660

		$24,948,572

COMMERCIAL SERVICES & SUPPLIES – 4.9%
Clipper Logistics PLC (United Kingdom)	832,389	$8,187,395
ISS A/S (Denmark) (a)	627,406	13,261,382

		$21,448,777

AEROSPACE & DEFENSE – 4.8%
Babcock International Group PLC (United Kingdom) (a)	1,739,926	$8,674,551
Safran S.A. (France)	96,406	12,193,493

		$20,868,044

HEALTH CARE SUPPLIES – 4.5%
Alcon Inc. (Switzerland)	101,803	$8,243,065
Koninklijke Philips N.V. (Netherlands)	252,888	11,235,036

		$19,478,101

PROFESSIONAL SERVICES – 4.1%
Pagegroup PLC (United Kingdom)	992,404	$8,303,796
SaraminHR Co. Ltd. (South Korea)	230,907	9,313,179

		$17,616,975

SEMICONDUCTOR MANUFACTURING – 3.6%
ASML Holding N.V. (Netherlands)	9,472	$7,076,138
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	77,253	8,625,298

		$15,701,436

COMMUNICATIONS EQUIPMENT – 3.2%
Telefonaktiebolaget LM Ericsson (Sweden)	1,249,604	$14,104,192

MACHINERY – 3.2%
SKF AB (Sweden)	588,979	$13,888,842

See accompanying Notes to Financial Statements.

PHAEACIAN ACCENT INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS  (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
AUTOMOBILES – 3.2%
Stellantis N.V. (United States)	725,135	$13,800,143

SPECIALTY RETAIL – 3.1%
Industria de Diseno Textil S.A. (Spain)	364,510	$13,412,418

ENTERTAINMENT – 3.0%
Ubisoft Entertainment S.A. (France) (a)	217,520	$13,025,586

INSURANCE – 3.0%
RenaissanceRe Holdings Ltd. (United States)	93,151	$12,985,249

ELECTRICAL EQUIPMENT – 2.9%
Sensata Technologies Holding PLC (United States) (a)	228,420	$12,499,142

FOOD & STAPLES RETAILING – 2.8%
Empire Co. Ltd. (Canada)	398,815	$12,154,002

INTERACTIVE MEDIA & SERVICES – 2.7%
NAVER Corp. (South Korea)	35,765	$11,604,561

FOOD PRODUCTS – 2.5%
Danone S.A. (France)	158,597	$10,812,819

DIVERSIFIED CONSUMER SERVICES – 2.5%
MegaStudyEdu Co. Ltd. (South Korea)	175,049	$10,663,425

APPLICATION SOFTWARE – 2.1%
Napster Group PLC (United Kingdom) (a)	48,298,128	$829,730
SAP SE (Germany)	60,969	8,244,791

		$9,074,521

HOUSEHOLD DURABLES – 1.9%
Sony Group Corp. (Japan)	76,383	$8,479,945

TRADING COMPANIES & DISTRIBUTORS – 1.9%
Electrocomponents PLC (United Kingdom)	566,856	$8,206,153

See accompanying Notes to Financial Statements.

PHAEACIAN ACCENT INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS  (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
TEXTILES, APPAREL & LUXURY GOODS – 1.8%
EssilorLuxottica S.A. (France)	41,424	$7,915,844

CAPITAL MARKETS – 1.7%
Care Ratings Ltd. (India)	833,701	$7,460,316

MEDIA – 1.6%
Stroeer SE & Co. KGaA (Germany)	86,724	$7,142,147

MARINE – 1.5%
Kuehne + Nagel International A.G. (Switzerland)	18,575	$6,341,528

BEVERAGES – 1.0%
Heineken Holding N.V. (Netherlands)	50,260	$4,376,435

TOTAL COMMON STOCKS–83.7% (Cost $334,238,716)		$363,812,382

TOTAL INVESTMENTS–83.7% (Cost $334,238,716)		$363,812,382
Other Assets and Liabilities, net – 16.3% .		$70,852,946

NET ASSETS–100.0%		$434,665,328

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.

See accompanying Notes to Financial Statements.

PHAEACIAN GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

Industry Allocation	Percent of Net Assets
IT Services	13.6%
Application Software	7.1
Aerospace & Defense	6.2
Interactive Media & Services	5.6
Construction Materials	5.4
Commercial Services & Supplies	5.0
Professional Services	4.6
Specialty Retail	4.5
Health Care Supplies	4.2
Semiconductor Manufacturing	3.7
Machinery	3.2
Automobiles	3.1
Entertainment	3.0
Communications Equipment	2.9
Insurance	2.8
Household Durables	2.8
Electrical Equipment	2.8
Food Products	2.6
Health Care Providers & Services	2.6
Media	2.3
Food & Staples Retailing	2.2
Multiline Retail	2.2
Textiles, Apparel & Luxury Goods	1.9
Personal Products	1.9
Trading Companies & Distributors	1.8
Beverages	1.7
Other Assets And Liabilities, Net	0.3%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
United States	32.6%
France	13.9
Netherlands	7.9
Sweden	6.1
United Kingdom	5.9
South Korea	5.0
Switzerland	4.9
Japan	4.7
Germany	4.0
Spain	3.0
Italy	2.7
Denmark	2.5
Ireland	2.3
Canada	2.2
Taiwan	1.7
Peru	0.3
Other Assets And Liabilities, Net	0.3%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

PHAEACIAN GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS – 99.7%	Shares	Fair Value
IT SERVICES – 13.6%
Accenture PLC (United States)	10,441	$3,340,285
Adyen N.V. (Netherlands) (a),(b)	1,240	3,466,251
Capgemini SE (France)	17,464	3,621,629
Edenred (France)	62,928	3,387,569
Euronet Worldwide Inc. (United States) (a)	10,500	1,336,440
Fidelity National Information Services Inc. (United States)	44,742	5,444,206
Nexi SpA (Italy) (a),(b)	276,799	5,161,658

		$25,758,038

APPLICATION SOFTWARE – 7.1%
Microsoft Corp. (United States)	20,876	$5,885,362
Oracle Corp. (United States)	48,514	4,227,025
SAP SE (Germany)	23,948	3,238,469

		$13,350,856

AEROSPACE & DEFENSE – 6.2%
Babcock International Group PLC (United Kingdom) (a)	747,245	$3,725,454
General Dynamics Corp. (United States)	11,700	2,293,551
Safran S.A. (France)	45,216	5,718,949

		$11,737,954

INTERACTIVE MEDIA & SERVICES – 5.6%
Alphabet Inc. (United States) (a)	2,210	$5,890,335
NAVER Corp. (South Korea)	14,466	4,693,739

		$10,584,074

CONSTRUCTION MATERIALS – 5.4%
CRH PLC (Ireland)	90,224	$4,258,111
Holcim Ltd. (Switzerland) (a)	121,797	5,868,790

		$10,126,901

COMMERCIAL SERVICES & SUPPLIES – 5.0%
ISS A/S (Denmark) (a)	226,327	$4,783,838
S-1 Corp. (South Korea)	67,237	4,747,478

		$9,531,316

PROFESSIONAL SERVICES – 4.6%
Dun & Bradstreet Holdings Inc. (United States) (a)	283,135	$4,759,499
Pagegroup PLC (United Kingdom)	464,306	3,885,013

		$8,644,512

SPECIALTY RETAIL – 4.5%
Industria de Diseno Textil S.A. (Spain)	154,977	$5,702,495

See accompanying Notes to Financial Statements.

PHAEACIAN GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS  (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
O’Reilly Automotive Inc. (United States) (a)	4,700	$2,871,982

		$8,574,477

HEALTH CARE SUPPLIES – 4.2%
Alcon Inc. (Switzerland)	42,544	$3,444,820
Koninklijke Philips N.V. (Netherlands)	103,520	4,599,075

		$8,043,895

SEMICONDUCTOR MANUFACTURING – 3.7%
ASML Holding N.V. (Netherlands)	5,008	$3,741,269
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	29,463	3,289,544

		$7,030,813

MACHINERY – 3.2%
SKF AB (Sweden)	253,288	$5,972,839

AUTOMOBILES – 3.1%
Stellantis N.V. (United States)	306,371	$5,830,588

ENTERTAINMENT – 3.0%
Ubisoft Entertainment S.A. (France) (a)	93,513	$5,599,769

COMMUNICATIONS EQUIPMENT – 2.9%
Telefonaktiebolaget LM Ericsson (Sweden)	486,867	$5,495,233

INSURANCE – 2.8%
RenaissanceRe Holdings Ltd. (United States)	38,514	$5,368,852

HOUSEHOLD DURABLES – 2.8%
Sony Group Corp. (Japan)	48,076	$5,337,338

ELECTRICAL EQUIPMENT – 2.8%
Sensata Technologies Holding PLC (United States) (a)	96,097	$5,258,428

FOOD PRODUCTS – 2.6%
Alicorp SAA (Peru)	417,812	$525,486
Danone S.A. (France)	64,944	4,427,749

		$4,953,235

See accompanying Notes to Financial Statements.

PHAEACIAN GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS  (Continued)

September 30, 2021 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 2.6%
Laboratory Corp. of America Holdings (United States) (a)	17,405	$4,898,463

MEDIA – 2.3%
Stroeer SE & Co. KGaA (Germany)	52,518	$4,325,115

FOOD & STAPLES RETAILING – 2.2%
Empire Co. Ltd. (Canada)	139,172	$4,241,307

MULTILINE RETAIL – 2.2%
Dollar General Corp. (United States)	19,853	$4,211,615

TEXTILES, APPAREL & LUXURY GOODS – 1.9%
EssilorLuxottica S.A. (France)	18,587	$3,551,849

PERSONAL PRODUCTS – 1.9%
Shiseido Co. Ltd. (Japan)	52,300	$3,515,055

TRADING COMPANIES & DISTRIBUTORS – 1.8%
Electrocomponents PLC (United Kingdom)	240,059	$3,475,240

BEVERAGES – 1.7%
Heineken Holding N.V. (Netherlands)	37,265	$3,244,884

TOTAL COMMON STOCKS–99.7% (Cost $159,047,892)		$188,662,646

TOTAL INVESTMENTS–99.7% (Cost $159,047,892)		$188,662,646
Other Assets and Liabilities, net – 0.3%		$524,070

NET ASSETS–100.0%		$189,186,716

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.

See accompanying Notes to Financial Statements.

PHAEACIAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2021 (Unaudited)

	Phaeacian	Phaeacian
	Accent
	International	Global
	Value Fund	Value Fund
ASSETS
Investment securities— at fair value (identified cost $334,238,716 and $159,047,892, respectively)	$363,812,382	$188,662,646
Cash	80,010,087	290,026
Foreign currencies at value (identified cost $9,447 and $186, respectively)	9,443	184
Receivable for:
Dividends and interest	799,464	281,567
Dividend reclaims	545,774	404,968
Capital stock sold	33,802	—
Investments sold	1,898,216	—
Prepaid assets	62,167	34,435

Total assets	447,171,335	189,673,826

LIABILITIES
Payable for:
Investments purchased	11,270,680	—
Advisory fees	372,605	162,654
Capital stock repurchased	23,840	1,329
Accrued expenses and other liabilities	548,155	323,127
Foreign capital gains taxes payable	290,727	—

Total liabilities	12,506,007	487,110

NET ASSETS	$434,665,328	$189,186,716

SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 21,786,362 and 7,117,432, respectively outstanding shares	354,093,037	131,052,139
Distributable earnings	80,572,291	58,134,577

NET ASSETS	$434,665,328	$189,186,716

NET ASSET VALUE

Offering and redemption price per share	$19.95	$26.58

See accompanying Notes to Financial Statements.

PHAEACIAN FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2021 (Unaudited)

	Phaeacian Accent International Value Fund	Phaeacian Global Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $366,239 and $163,787, respectively)	$3,682,455	$1,729,506

Total investment income	3,682,455	1,729,506

EXPENSES
Advisory fees (Note 6)	2,169,419	987,646
Fund accounting and administrative services fees (Note 6)	161,477	81,554
Custodian fees (Note 6)	46,747	23,948
Trustee fees and expenses (Note 6)	45,277	18,764
Transfer agent fees and expenses (Note 6)	37,786	19,843
Regulatory and compliance fees (Note 6)	37,667	27,533
Audit and tax services fees	15,904	8,668
Legal fees	15,051	1,716
Reports to shareholders	3,354	9,343
Filing fees	2,701	3,747
Other	37,500	19,989

Total expenses	2,572,883	1,202,751

Net investment income	1,109,572	526,755

NET REALIZED AND UNREALIZED APPRECIATION (DEPRECIATION)
Net realized gain (loss) on:
Investments	28,866,977	16,833,467
Investments in foreign currency transactions	(139,560)	(17,380)
Net change in unrealized appreciation (depreciation) of:
Investments (net of increase (decrease) in deferred capital gains taxes of $299,119 and $0, respectively)	(21,630,057)	(13,338,165)
Translation of foreign currency denominated amounts	(22,341)	(5,552)

Net realized and unrealized gain	7,075,019	3,472,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,184,591	$3,999,125

See accompanying Notes to Financial Statements.

PHAEACIAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Phaeacian Accent International Value Fund
	Six Months Ended September 30, 2021 (Unaudited)	Three Months Ended March 31, 2021(a)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,109,572	$(348,602)	$1,201,218
Net realized gain on investments	28,727,417	21,587,651	10,720,717
Net change in unrealized appreciation (depreciation)	(21,652,398)	(11,743,377)	46,118,471

Net increase in net assets resulting from operations	8,184,591	9,495,672	58,040,406

Distributions to shareholders	—	—	(3,822,379)

Capital stock transactions:
Proceeds from capital stock sold	58,557,760	30,150,167	127,552,930
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	—	3,250,459
Cost of capital stock repurchased	(21,315,890)	(13,203,185)	(94,118,723)

Net increase from capital stock transactions	37,241,870	16,946,982	36,684,666

Total change in net assets	45,426,461	26,442,654	90,902,693

NET ASSETS
Beginning of period	389,238,867	362,796,213	271,893,520

End of period	$434,665,328	$389,238,867	$362,796,213

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	2,845,526	1,545,438	8,000,887
Shares issued to shareholders upon reinvestment of dividends and distributions	—	—	208,630
Shares of capital stock repurchased	(1,037,205)	(677,157)	(6,007,532)

Change in capital stock outstanding	1,808,321	868,281	2,201,985

(a)	As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to March 31 (Note 1).

See accompanying Notes to Financial Statements.

PHAEACIAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Phaeacian Global Value Fund
	Six Months Ended September 30, 2021 (Unaudited)	Six Months Ended March 31, 2021(a)	Year Ended September 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$526,755	$(124,104)	$1,602,649
Net realized gain (loss) on investments	16,816,087	18,039,352	(5,543,305)
Net change in unrealized appreciation (depreciation)	(13,343,717)	13,002,372	20,740,694

Net increase in net assets resulting from operations	3,999,125	30,917,620	16,800,038

Distributions to shareholders	—	(1,406,466)	(12,376,261)

Capital stock transactions:
Proceeds from capital stock sold	4,099,658	2,691,714	4,141,699
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	8	780,210	7,251,266
Cost of capital stock repurchased	(5,468,445)	(7,445,701)	(18,792,708)

Net decrease from capital stock transactions	(1,368,779)	(3,973,777)	(7,399,743)

Total change in net assets	2,630,346	25,537,377	(2,975,966)

NET ASSETS
Beginning of period	186,556,370	161,018,993	163,994,959

End of period	$189,186,716	$186,556,370	$161,018,993

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	149,411	109,118	212,429
Shares issued to shareholders upon reinvestment of dividends and distributions	—	31,575	336,798
Shares of capital stock repurchased.	(198,167)	(313,112)	(975,786)

Change in capital stock outstanding	(48,756)	(172,419)	(426,559)

(a)	As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund from September 30 to March 31 (Note 1).

See accompanying Notes to Financial Statements.

PHAEACIAN ACCENT INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six	Three
	Months	Months
	Ended	Ended
	September 30,	March 31,		Year Ended December 31,
	2021
	(Unaudited)	2021(a)		2020(a)	2019	2018	2017	2016
Per share operating performance:
Net asset value at beginning of period	$19.48	$18.98		$16.08	$13.54	$15.45	$12.21	$11.52

Income from investment operations:
Net investment income (loss)(b)	$0.05	$(0.02)		$0.07	$0.01	$0.06	$(0.01)	$0.22
Net realized and unrealized gain (loss) on investment securities	0.42	0.52		3.04	3.24	(1.73)	3.32	0.82

Total Investment from operations	$0.47	$0.50		$3.11	$3.25	$(1.67)	$3.31	$1.04

Less distributions:
Distributions from net investment income	$—	$—		$(0.13)	$(0.71)	$(0.14)	$(0.07)	$(0.35)
Distributions from net realized capital gains	—	—		(0.08)	—	(0.10)	—	—

Total distributions	$—	$—		$(0.21)	$(0.71)	$(0.24)	$(0.07)	$(0.35)

Redemption fees	—	—		—	—	—	— (c)	— (c)

Net asset value, end of period	$19.95	$19.48		$18.98	$16.08	$13.54	$15.45	$12.21

Total investment return(d), (e)	2.41%	2.63%		19.63%	24.05%	(10.81)%	27.12%	9.05%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$434,665	$389,239		$362,796	$271,894	$219,347	$254,886	$262,274
Ratio of expenses to average net assets
Before waiver/reimbursement	1.19%(f)	1.24%(f)		1.25%	1.34%	1.35%	1.31%	1.28%
After waiver/reimbursement	1.19%(f)	1.24%(f)		1.25%	1.29%	1.29%	1.29%	1.28%
Ratio of net investment income to average net assets:
Before waiver/reimbursement	0.51%(f)	(0.37)	%(f)	0.43%	0.03%	0.33%	(0.11)%	1.86%
After waiver/reimbursement	0.51%(f)	(0.37)	%(f)	0.43%	0.09%	0.39%	(0.09)%	1.86%
Portfolio turnover rate(d)	64%	35%		176%	88%	120%	146%	93%

(a)	Formerly the FPA International Value Fund. As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to March 31 (Note 1).
(b)	Per share amount is based on average shares outstanding.
(c)	Rounds to less than $0.01 per share.
(d)	Not annualized for periods less than a year.
(e)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(f)	Annualized.

See accompanying Notes to Financial Statements.

PHAEACIAN GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six	Six
	Months	Months
	Ended	Ended
	September 30,	March 31,		Year Ended September 30,
	2021
	(Unaudited)	2021(a)		2020	2019	2018	2017	2016
Per share operating performance:
Net asset value at beginning of period	$26.03	$21.94		$21.12	$23.06	$21.30	$17.36	$15.42

Income from investment operations:
Net investment income (loss)(b)	$0.07	$(0.02)		$0.21	$0.13	$0.12	$0.08	$0.18
Net realized and unrealized gain on investment securities	0.48	4.31		2.23	0.13	1.72	4.04	1.84

Total Investment from operations	$0.55	$4.29		$2.44	$0.26	$1.84	$4.12	$2.02

Less distributions:
Distributions from net investment income	$—	$(0.20)		$(0.12)	$(0.12)	$(0.08)	$(0.18)	$(0.08)
Distributions from net realized capital gains	—	—		(1.50)	(2.08)	—	—	—

Total distributions	$—	$(0.20)		$(1.62)	$(2.20)	$(0.08)	$(0.18)	$(0.08)

Redemption fees	—	—		—	—	—	— (c)	— (c)

Net asset value, end of period	$26.58	$26.03		$21.94	$21.12	$23.06	$21.30	$17.36

Total investment return(d), (e)	2.11%	19.58%		11.69%	2.69%	8.65%	23.92%	13.19%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$189,187	$186,556		$161,019	$163,995	$180,293	$174,131	$149,050
Ratio of expenses to average net assets
Before waiver/reimbursement	1.22%(f )	1.22%(f)		1.40%	1.36%	1.35%	1.44%	1.43%
After waiver/reimbursement	1.22%(f )	1.21%(f	)	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets:
Before waiver/reimbursement	0.53%(f )	(0.16)	%(f)	0.91%	0.54%	0.46%	0.27%	0.99%
After waiver/reimbursement	0.53%(f )	(0.15)	%(f)	1.02%	0.61%	0.52%	0.41%	1.13%
Portfolio turnover rate(d)	34%	45%		96%	62%	79%	72%	52%

(a)	Formerly the FPA Paramount Fund. As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund from September 30 to March 31 (Note 1).
(b)	Per share amount is based on average shares outstanding.
(c)	Rounds to less than $0.01 per share.
(d)	Not annualized for periods less than a year.
(e)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(f)	Annualized.

See accompanying Notes to Financial Statements.

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

NOTE 1 — Organization

Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. Phaeacian Accent International Value Fund and Phaeacian Global Value Fund (together the “Funds”; each a “Fund”) are series of the Trust. These financial statements and notes only relate to these Funds.

The Phaeacian Accent International Value Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The Fund seeks to provide above average capital appreciation over the long-term while attempting to minimize the risk of capital loss. For information on the specific strategies of the Fund, please refer to the Fund’s Prospectus.

The Phaeacian Global Value Fund is a diversified fund. The Fund seeks to provide above average capital appreciation over the long-term while attempting to minimize the risk of capital loss. For information on the specific strategies of the Fund, please refer to the Fund’s Prospectus.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to October 16, 2020, the Phaeacian Accent International Value Fund and Phaeacian Global Value Fund (together the “Successor Funds”; each a “Successor Fund”) operated as the FPA International Value Fund, a series of the FPA Funds Trust and FPA Paramount Fund, a series of FPA Paramount Fund, Inc., respectively. The FPA International Value Fund and the FPA Paramount Fund (together the “Predecessor Funds”; each a “Predecessor Fund”) were each authorized to issue one class of shares. On October 16, 2020, the FPA International Value Fund was reorganized into the Phaeacian Accent International Value Fund and the FPA Paramount Fund was reorganized into the Phaeacian Global Value Fund, pursuant to separate Plans of Reorganization approved by each Fund’s Board of Trustees/Directors on May 12, 2020 and by each Predecessor Fund’s shareholders on October 1, 2020 (the “Reorganizations”). At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding Fund in exchange for shares of the corresponding Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding Successor Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.

As part of the Reorganizations, the Board of Trustees approved a change in fiscal year end for each Fund to March 31.

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

NOTE 2 — Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation

The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.	Securities Transactions, Related Investment Income and Foreign Currency Translations

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.

Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

C.	Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

D.	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 3 — Risk Considerations

Investing in the Funds may involve certain risks including, but not limited to, those described below.

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

Risks Associated with Investing in Equities: Equity securities, generally common stocks and/or depositary receipts, held by the Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Funds invest, may increase the risks associated with an investment in the Funds. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Funds’ shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation.

Risks Associated with Investing in Large-Capitalization Companies: Returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies: The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities: Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Funds to sell their securities and could reduce the value of the Funds’ shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S., confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets: The Funds’ investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing: Value stocks, including those selected by the portfolio manager for the Funds, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Funds’ value discipline may result in a portfolio of stocks that differs materially from its benchmark index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Funds suffers while using a value strategy.

Market Risk: The market price of investments owned by the Funds may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Funds may experience heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Funds to unexpectedly decline. The Funds may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Funds’ calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Funds may be unable to recover any losses associated with such failures.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price.

Large Investor Risk: Ownership of shares of the Funds may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Funds, may increase realized capital gains, may accelerate the realization of taxable

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Funds’ expenses. In addition, the Funds may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk: The Funds are subject to management risk as actively managed investment portfolios. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Funds, the Funds’ investment objective may not be achieved, or the market may continue to undervalue the Funds’ securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Funds impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Funds’ performance. Moreover, there can be no assurance that all of the Adviser’s personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Funds’ ability to achieve their investment objective. Certain securities or other instruments in which the Funds seek to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Funds.

Key Person Risk: The Funds are heavily dependent upon Messrs. Gregory A. Herr and Mr. Pierre O. Py for their operation and for the execution of their investment strategies. The Funds would likely find it more difficult to execute their investment strategy and to continue their operation in the event they were no longer involved in the management of the Funds.

Risks Associated with Non-Diversification: The Phaeacian Accent International Value Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Market Disruption and Geopolitical Risk: The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds. Given the interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

NOTE 4 — Purchases and Sales of Investment Securities

For the six months ended September 30, 2021 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases of Investment securities	Proceeds of securities sold
Phaeacian Accent International Value Fund	$252,110,268	$235,511,232
Phaeacian Global Value Fund	66,990,407	64,688,464

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because the Funds have elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to their shareholders, in accordance with the minimum distribution requirements of the Code, their taxable net investment income and taxable net realized gains on investments.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax reporting basis, which may differ from financial reporting. For federal income tax purposes, the Funds had the following components of distributable earnings at March 31, 2021:

	Undistributed ordinary Income	Undistributed Capital Gains	Unrealized Gain
Phaeacian Accent International Value Fund	$21,011,950	$6,682,635	$44,693,115
Phaeacian Global Value Fund	6,589,418	5,159,034	42,387,000

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

The tax status of distributions paid during the fiscal periods ended March 31, 2021; December 31, 2020; December 31, 2019; September 30, 2020; September 30, 2019 were as follows:

	Dividends from ordinary Income 2021	Dividends from long-term capital gains 2021	Total Distributions 2021	Dividends from ordinary Income 2020	Dividends from long-term capital gains 2020	Total Distributions 2020	Dividends from ordinary Income 2019	Dividends from long-term capital gains 2019	Total Distributions 2019
Phaeacian Accent International Value Fund(a)	$—	$—	$—	$2,399,246	$1,423,133	$3,822,379	$11,600,003	$—	$11,600,003
Phaeacian Global Value Fund(a)	1,406,466	—	1,406,466	5,234,973	7,141,288	12,376,261	9,709,947	7,110,434	16,820,381

(a)

Values displayed for 2019 and 2020 are as of December 31, 2019 and December 31, 2020 for the Phaeacian Accent International Value Fund and September 30, 2019 and September 30, 2020 for the Phaeacian Global Value Fund.

During the period ended March 31, 2021, the Phaeacian Global Value Fund utilized $5,039,765 in capital loss carry forwards.

As of September 30, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Phaeacian Accent International Value Fund	$341,335,600	$38,655,830	$(16,179,048)	$22,476,782
Phaeacian Global Value Fund	159,430,819	38,435,946	(9,204,119)	29,231,827

As of and during the fiscal period ended March 31, 2021, the Funds did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2021, the Funds did not incur any interest or penalties. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

As of March 31, 2021, the Funds had no short-term capital or long-term capital loss carryforwards.

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

NOTE 6 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Management Agreement (the “Management Agreement”) approved by the Board on July 2, 2020, advisory fees were paid by the Funds to Phaeacian Partners, LLC (the “Adviser”). Under the terms of this Management Agreement, the Funds pay the Adviser a monthly fee calculated at the annual rate of 1.00% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive advisory fees expenses and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses and expenses associated with the investments in underlying investment companies) exceed 1.29% of the average daily net assets of each fund through October 31, 2023. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds’ Board or upon termination of the Advisory Agreement.

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.

The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on each Fund’s net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. The total fees paid to the Administrator for six months ended September 30, 2021 are disclosed on the statement of operations in the accounts disclosed below:

	For the six months ended September 30, 2021

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees
Phaeacian Accent International Value Fund	$37,786	$46,747	$161,477
Phaeacian Global Value Fund	19,843	23,948	81,554

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside an annual base fee, a basis-point fee based on each Fund’s

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

daily net assets and has agreed to reimburse Foreside for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance fees” on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. During the six months ended September 30, 2021 the Funds paid $45,277 and $18,764 in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds, which is reflected as “Trustee fees and expenses” on the statement of operations.

NOTE 7 — Disclosure of Fair Value Measurements

The Funds use the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of each Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of each Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds classify their assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral,

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect each Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following tables presents the valuation levels of each Fund’s investments as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Phaeacian Accent International Value Fund
Common stocks:
Application Software	$829,730	$8,244,791	$—	$9,074,521
Commercial Services & Supplies	8,187,395	13,261,382	—	21,448,777
Electrical Equipment	12,499,142	—	—	12,499,142
Food & Staples Retailing	12,154,002	—	—	12,154,002
Insurance	12,985,249	—	—	12,985,249
IT Services	7,656,965	38,146,244	—	45,803,209
Professional Services	8,303,796	9,313,179	—	17,616,975
Semiconductor Manufacturing	8,625,298	7,076,138	—	15,701,436
Other(1)	—	216,529,071	—	216,529,071

Total common stocks	$71,241,577	$292,570,805	$—	$363,812,382

Total Investments	$71,241,577	$292,570,805	$—	$363,812,382

Phaeacian Global Value Fund
Common stocks:
Aerospace & Defense	2,293,551	9,444,403	—	11,737,954
Application Software	10,112,387	3,238,469	—	13,350,856
Commercial Services & Supplies	4,747,478	4,783,838	—	9,531,316
Electrical Equipment	5,258,428	—	—	5,258,428
Food & Staples Retailing	4,241,307	—	—	4,241,307
Food Products	525,486	4,427,749	—	4,953,235
Health Care Providers & Services	4,898,463	—	—	4,898,463
Insurance	5,368,852	—	—	5,368,852
Interactive Media & Services	5,890,335	4,693,739	—	10,584,074
IT Services	10,120,931	15,637,107	—	25,758,038
Multiline Retail	4,211,615	—	—	4,211,615
Professional Services	8,644,512	—	—	8,644,512
Semiconductor Manufacturing	3,289,544	3,741,269	—	7,030,813
Specialty Retail	2,871,982	5,702,495	—	8,574,477

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Other(1)	$—	$64,518,706	$—	$64,518,706

Total common stocks	$72,474,871	$116,187,775	$—	$188,662,646

Total Investments	$72,474,871	$116,187,775	$—	$188,662,646

(1)	See additional categories in the summary portfolios of investments.

As of September 30, 2021 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the six months ended September 30, 2021.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. Each Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange. Unrealized appreciation or depreciation on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the foreign exchange rates at the end of the period, if any, is included in the Statement of Assets and Liabilities under the caption “Forward Foreign Currency Contracts.” Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the period, if any, are included in the Statement of Operations under the caption “Forward Foreign Currency Contracts.”

NOTE 8 — Line of Credit

The Trust, on behalf of the Phaeacian Funds, and the Administrator, entered into a $50 million Uncommitted and On Demand Overdraft Facility Agreement (“Credit Agreement”) for liquidity and other purposes effective March 1, 2021. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the sum of the U.S. Federal Fund Target Rate plus 1.25% per annum.

For the six months ended September 30, 2021, the Phaeacian Accent International Value Fund had borrowings with the average loan and weighted interest rate as disclosed below:

	Dollar Amount	Days Outstanding	Rate
Phaeacian Accent International Value Fund	$576,416	17	1.50%

PHAEACIAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

NOTE 9 — Collateral Requirements

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”), the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover obligations of a fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Summary Portfolios of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

FASB ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements. There were no derivatives that required offsetting disclosure at September 30, 2021.

NOTE 10 — Subsequent Event

Management has evaluated subsequent events for the Funds occurring after September 30, 2021 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

PHAEACIAN FUNDS

ADDITIONAL INFORMATION

September 30, 2021 (Unaudited)

A. Shareholder Expense Example

Fund Expenses

Investors in the Fund generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the first number in the column entitled “Expenses Paid During Period” that corresponds to your Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PHAEACIAN FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2021 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Funds do not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds’ transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

Actual Performance
	Beginning Account Value	Ending Account Value	Expenses Paid During
Fund	April 1, 2021	September 30, 2021	Period
Phaeacian Accent International Value Fund*	$1,000.00	$1,024.10	$6.04
Phaeacian Global Value Fund*	$1,000.00	$1,021.10	$6.18

Hypothetical Performance (5% return before expenses)
	Beginning Account Value	Ending Account Value	Expenses Paid During
Fund	April 1, 2021	September 30, 2021	Period
Phaeacian Accent International Value Fund	$1,000.00	$1,019.10	$6.02
Phaeacian Global Value Fund	$1,000.00	$1,018.95	$6.17

*Actual expenses are calculated for the Phaeacian Accent International Value Fund and the Phaeacian Global Value Fund using annualized expense ratios 1.21% and 1.22%, respectively, multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183), and divided by the number of days in the current year (365).

PHAEACIAN FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2021 (Unaudited)

B. Other Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Funds at Phaeacian Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 or by calling (800) 258-9668 (toll free) or (312) 557-3523; and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available (i) without charge, by calling the Funds at (800) 982-4372 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Funds at (800) 258-9668 (toll free) or (312) 557-3523.

PHAEACIAN FUNDS

PRIVACY POLICY

(Unaudited)

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Datum One Series Trust.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

● Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information); about a customer’s investment goals and risk tolerance;

● Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

● Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

PHAEACIAN FUNDS

PRIVACY POLICY (Continued)

(Unaudited)

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of the Datum One Series Trust or anytime we make a material change to our privacy policy.

Investment Adviser

Phaeacian Partners LLC

880 Apollo Street

Suite 222

El Segundo, California 90245

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606-4301

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

(800) 258-9668 (toll free) or 312-557-3523

PHA (9/21)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 3, 2021

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	December 3, 2021